Property and Equipment, net	12 Months Ended
Dec. 31, 2016
Photomedex, Inc. [Member]
Property and Equipment, net

Note 5

Property and Equipment, net:

	December 31,
	2016	2015
Lasers-in-service	$-	$-
Equipment, computer hardware and software	5,005	5,147
Furniture and fixtures	433	424
Leasehold improvements	438	443
	5,876	6,014
Accumulated depreciation and amortization	(4,888)	(4,708)
Total property and equipment, net	$988	$1,306
Less Assets held for sale	(988)	-
Total property and equipment, net	$-	$1,306

Related depreciation and amortization expense was $292 in 2016, $427 in 2015. (See Note 1 regarding property and equipment as part of assets held for sale as of December 31, 2016.)

During January 2017, the consumer division property and equipment was sold to ICTV. See Note 18.